Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-41106
Entity Registrant Name	Incannex Healthcare Inc.
Entity Central Index Key	0001873875
Entity Tax Identification Number	93-2403210
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Rialto South Tower
Entity Address, Address Line Two	Level 23
Entity Address, Address Line Three	525 Collins Street
Entity Address, City or Town	Melbourne, VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3008
City Area Code	+61
Local Phone Number	409 840 786
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IXHL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false